Construction In Progress (Details)			0 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 20, 2014 Laifeng Fengming Manor Hotel Management [Member] USD ($)	Apr. 20, 2014 Laifeng Fengming Manor Hotel Management [Member] CNY	May 31, 2014 Laifeng Fengming Manor Hotel Management [Member] USD ($)	May 31, 2014 Laifeng Fengming Manor Hotel Management [Member] CNY	Dec. 31, 2014 Laifeng Fengming Manor Hotel Management [Member] USD ($)	Dec. 31, 2014 Laifeng Fengming Manor Hotel Management [Member] CNY	Dec. 31, 2013 Laifeng Fengming Manor Hotel Management [Member] USD ($)
Construction in Progress (Textual)
Operating rights contractual term							20 years	20 years
Construction in progress	$ 53,955	$ 2,142,989	$ 2,761,893	17,000,000					$ 2,142,989
Transfer of rights and obligation			2,700,000	17,000,000
Amount collected for rights and obligation transferred					1,954,493	12,000,000
Amount to be collected for rights and obligation transferred							$ 848,924	5,000,000